SHAREHOLDERS' EQUITY - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares
Options (millions)
Balance, beginning of year (in shares)	1,400,000	1,400,000	1,800,000	1,800,000
Options granted (in shares)	500,000	500,000	200,000.0	200,000.0
Options exercised (in shares)	(300,000)	(300,000)	(600,000)	(600,000)
Balance, end of year (in shares)	1,551,875	1,551,875	1,400,000	1,400,000
Exercisable at year-end (in shares)		642,375		800,000
Weighted Average Exercise Price (C $)
Balance, beginning of year (in dollars per share) | $		$ 27.23		$ 25.28
Options granted (in dollars per share)	$ 40.33	40.33	$ 34.96	34.96
Options exercised (in dollars per share)	$ 48.66	19.83	$ 41.89	15.16
Balance, end of year (in dollars per share) | $		31.02		27.23
Exercisable at year end (in dollars per share) | $		$ 23.84		$ 25.03